Annual Total Returns (dei_DocumentInformationDocumentAxis, (Wells Fargo Advantage Intrinsic Value Fund), Class R)	0 Months Ended
Mar. 01, 2013
(Wells Fargo Advantage Intrinsic Value Fund) | Class R
Bar Chart Table:
Annual Return 2003
Annual Return 2004
Annual Return 2005
Annual Return 2006
Annual Return 2007	10.22%
Annual Return 2008	(36.37%)
Annual Return 2009	30.65%
Annual Return 2010	18.11%
Annual Return 2011	(1.63%)
Annual Return 2012	19.35%